Fair Value Loss on Convertible Notes Derivative and Warrants - Disclosure of Detailed Information About Fair Value Loss on Convertible Notes Derivative and Warrants (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Fair Value Loss On Convertible Notes Derivative And Warrants
Fair value loss on convertible notes derivative and warrants	$ 26,552		$ 775